UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 08/31

Date of reporting period: 11/30/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Tactical Multi-Purpose Fund

Related Notes to the Schedule of Investments

November 30, 2017

(Unaudited)

The Tactical Multi-Purpose Fund (the “Fund”) is a non-diversified series of Unified Series Trust (the “Trust”). The Trust is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The accounting policies consistently followed by the Fund in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As of November 30, 2017, the Fund currently holds its entire cash position in a cash equivalent deposit account, due to its small asset size. As a result, a Schedule of Investments is not included with this Form N-Q filing. As net assets grow, the Fund anticipates making investments in order to more closely pursue its stated objective.

Essex Environmental Opportunities Fund

Portfolio of Investments (Unaudited)

November 30, 2017

Shares		Fair Value
Common Stocks — 92.2%
Belgium — 4.5%
Materials — 4.5%
5,502	Umicore SA	$256,879
Canada — 2.4%
Materials — 2.4%
6,932	Potash Corp of Saskatchewan, Inc.	136,214
Germany — 6.2%
Industrials — 3.2%
2,194	Aumann AG *	180,522
Information Technology — 3.0%
7,706	PSI Software AG	171,060

		351,582

India — 1.6%
Utilities — 1.6%
6,816	Azure Power Global Ltd. *	91,334
Ireland — 2.8%
Industrials — 2.8%
3,855	Kingspan Group PLC	157,817
Israel — 4.3%
Industrials — 4.3%
13,800	Kornit Digital Ltd. *	245,640
Japan — 9.9%
Industrials — 6.5%
931	FANUC Corp.	232,878
4,492	Kurita Water Industries Ltd.	141,272
		374,150
Information Technology — 3.4%
333	KEYENCE Corp.	193,795

		567,945

Netherlands — 4.1%
Industrials — 4.1%
6,265	Philips Lighting NV	237,045
Switzerland — 1.8%
Industrials — 1.8%
41	SGS SA	101,532
United Kingdom — 4.9%
Consumer Discretionary — 2.6%
1,437	Aptiv PLC	150,411
Industrials — 2.3%
14,994	Dialight PLC *	128,952

		279,363

United States — 49.7%
Financials — 2.7%
6,594	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	156,739

Shares		Fair Value
Industrials — 28.4%
12,262	Energy Recovery, Inc. *	$137,702
4,371	General Electric Co.	79,946
13,207	Hudson Technologies, Inc. *	75,808
3,288	Johnson Controls International PLC	123,760
14,145	Mueller Water Products, Inc.	176,671
4,919	Raven Industries, Inc.	187,906
3,559	Sensata Technologies Holding NV*	177,772
18,571	Sunrun, Inc. *	103,998
8,618	TPI Composites, Inc. *	163,225
2,554	Watts Water Technologies, Inc., Class A	190,018
2,932	Xylem, Inc.	203,305
		1,620,111
Information Technology — 16.3%
3,180	Badger Meter, Inc.	147,552
1,178	Cognex Corp.	163,235
18,430	Iteris, Inc. *	118,136
2,380	Itron, Inc. *	153,391
9,826	Silver Spring Networks, Inc. *	157,904
4,574	Trimble Navigation Ltd. *	192,062
		932,280
Utilities — 2.3%
5,805	Pattern Energy Group, Inc.	130,845

		2,839,975

Total Common Stocks(Cost $4,979,931)		5,265,326

Money Market Securities — 6.2%
United States — 6.2%
354,425	Fidelity Investments Money Market Government Portfolio, Class I, 0.97% (a)	354,425
Total Money Market Securities(Cost $354,425)		354,425

Total Investments (Cost $5,334,356) — 98.4%		5,619,751

Other Assets in Excess of Liabilities — 1.6%		92,665

Net Assets — 100.0%		$5,712,416

(a)	Rate disclosed is the seven day effective yield as of November 30, 2017.
*	Non-income producing security.

The sectors shown on the portfolio of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions LLC.

At November 30, 2017, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for income tax purposes	$5,334,356

Gross unrealized appreciation	$470,889
Gross unrealized depreciation	(185,494)

Net unrealized appreciation on investments	$285,395

Essex Environmental Opportunities Fund

Related Footnotes to the Schedule of Investments

November 30, 2017 – (Unaudited)

The Essex Environmental Opportunities Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

The Fund has instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. The pricing service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. The measure is based on a comparison between the S&P 500® Index at the time of London market close to the S&P 500® Index at the time of the New York market close.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, Essex Investment Management Company, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them

Essex Environmental Opportunities Fund

Related Footnotes to the Schedule of Investments

November 30, 2017 – (Unaudited)

upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2017:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$3,463,574	$1,801,752	$—	$5,265,326
Money Market Securities	354,425	—	—	354,425

Total	$3,817,999	$1,801,752	$—	$5,619,751

The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of November 30, 2017, based on input levels assigned at September 1, 2017 (commencement of Fund operations.)

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Unified Series Trust

By /s/ David R. Carson
David R. Carson, President

Date 1/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David R. Carson
David R. Carson, President

Date 1/25/2018

By /s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date 1/25/2018